Retirement Plans (Details 6) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Accumulated and Projected Benefit Obligations
Accumulated benefit obligation	$ 2,718	$ 2,459
Projected benefit obligation	2,795	2,512	2,435
Schedule of benefit obligations in excess of fair value of plan assets
Accumulated benefit obligation	2,635	2,418
Fair value of plan assets	2,222	2,028
Projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets
Projected benefit obligation	2,795	2,512
Fair value of plan assets	$ 2,309	$ 2,069